Net finance (expense) income	12 Months Ended
Dec. 31, 2023
Finance Income (Expenses), Net [Abstract]
Net finance (expense) income
Note 10. Net finance (expense) income

	For the year ended December 31
	2023	2022	2021
Net fair value gain of warrant liabilities	7,877	12,195	5,851
Net fair value gain of shares held in escrow	11,187	61,795	4,506
Interest income	660	97	56
Finance income	19,724	74,087	10,413

Banking expenses	$(1,315)	$(781)	$(1,056)
Bank fees	(2,812)	(8,498)	(2,263)
Other financial expenses	(868)	(1,033)	(354)
Interest expense	(40,852)	(25,849)	(85,579)
Finance expense	$(45,847)	$(36,161)	$(89,252)
Net finance (expense) income	$(26,123)	$37,926	$(78,839)

In 2022, $6,076 of the bank fees relate to the amortization of upfront and commitment fees incurred under the Bridge Credit Agreement which was subsequently terminated, as mentioned in Note 1. General Company Information. The upfront and commitment fees are amortized using the straight-line method over the commitment period.
Refer to Note 27. Warrant Liabilities, Note 28.1. Reverse reorganization and Note 29. Financial instruments for further information related to net fair value gains for the years ended December 31, 2023, 2022 and 2021.
For the year ended December 31, 2021, interest expense includes the finance expense related to the obligation to repurchase the Group’s Ordinary Shares from IFC and Hoche under the Put Option Agreements and is measured using the effective interest rate method, inclusive of eligible transaction costs. The amount of interest expense, related to the put options recognized in 2021, amounts to $23,506. Additionally, an extinguishment loss of $35,920 was recognized in 2021, reflecting the re-negotiated commencement date for the annual return of the obligation under the Put Option Agreement with Hoche. On the effectiveness of the Transaction, September 29, 2021, both Put Option Agreements were terminated in exchange for Ordinary Shares issued by Holdco. The termination of the put option resulted in the associated liabilities to be reclassified into Company’s equity.
In 2023, interest on lease liabilities amounted to $828 (2022: $1,033, 2021: $720). Refer to Note 3.3. Leases - Right-of-use assets & lease liabilities for method of recognition of interest expense applied by the Group.
In 2022, interest expense includes an extinguishment loss of $1,601, as a result of the substantially modified terms of the Senior Notes. Refer to Note 21. Borrowings for further information related to the debt extinguishment.
Net fair value gains recognized in Net finance (expense) income during 2023, 2022, and 2021 are unrealized.